Uncategorized Items
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[rr_BarChartAndPerformanceTableHeading]	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns
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During the periods shown in the bar chart, the highest return for a calendar quarter was 12.22% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -11.65% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.92% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -16.37% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.46% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -19.93% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.79% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -20.98% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.04% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -18.88% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.07% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -19.90% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.80% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -19.68% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.53% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -20.05% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.22% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -11.65% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.92% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -16.37% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.48% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -4.95% (quarter ended June 30, 2012 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.83% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -20.95% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.07% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -5.68% (quarter ended June 30, 2012 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.96% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -3.59% (quarter ended June 30, 2012 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.80% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -19.68% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.53% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -20.05% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.25% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.00% (quarter ended March 31, 2010 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.25% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.00% (quarter ended March 31, 2010 ).

[rr_BarChartFootnotesTextBlock]	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 9.24%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 7.11%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 3.13%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 4.73%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 1.51%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -3.82%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -5.02%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -2.77%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 9.24%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 7.11%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 3.18%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 4.82%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 1.60%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -3.77%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -5.02%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -2.77%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 0.01%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 0.01%
[rr_BarChartHeading]	Annual Total Returns - Vanguard S&P 500 Growth Index Fund ETF Shares	Annual Total Returns - Vanguard S&P 500 Value Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Mid-Cap 400 Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Mid-Cap 400 Value Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Mid-Cap 400 Growth Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Small-Cap 600 Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares	Annual Total Returns - Vanguard S&P 500 Growth Index Fund ETF Shares	Annual Total Returns - Vanguard S&P 500 Value Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares	Annual Total Returns - Vanguard S&P Mid-Cap 400 Value Index Fund Institutional Shares	Annual Total Returns - Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional Shares	Annual Total Returns - Vanguard S&P Small-Cap 600 Index Fund Institutional Shares	Annual Total Returns - Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares	Annual Total Returns - Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares	Annual Total Returns - Vanguard Admiral Treasury Money Market Fund Investor Shares	Annual Total Returns - Vanguard Admiral Treasury Money Market Fund Investor Shares
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The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, which had no assets as of the Fund's most recent fiscal year-end, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P 500 Growth Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund's Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, which had no assets as of the Fund's most recent fiscal year-end, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P 500 Value Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund's Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, which had no assets as of the Fund's most recent fiscal year-end, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P Small-Cap 600 Growth Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund's Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, which had no assets as of the Fund's most recent fiscal year-end, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P Small-Cap 600 Value Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund's Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the iMoneyNet Money Fund Report's 100% Treasury Funds Average are derived from data provided by iMoneyNet, Inc.; returns for the U.S. Treasury Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the iMoneyNet Money Fund Report's 100% Treasury Funds Average are derived from data provided by iMoneyNet, Inc.; returns for the U.S. Treasury Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

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The bar chart shows how the performance of the Fund's ETF Shares has varied from one calendar year to another over the periods shown. The Fund's Institutional Shares were not available during the time periods shown.

The bar chart shows how the performance of the Fund's ETF Shares has varied from one calendar year to another over the periods shown. The Fund's Institutional Shares were not available during the time periods shown.

The bar chart shows how the performance of the Fund's ETF Shares has varied from one calendar year to another over the periods shown. The Fund's Institutional Shares were not available during the time periods shown.

The bar chart shows how the performance of the Fund's ETF Shares has varied from one calendar year to another over the periods shown. The Fund's Institutional Shares were not available during the time periods shown.

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[rr_ExpenseExampleClosingTextBlock]	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
[rr_ExpenseExampleHeading]	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example
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The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseHeading]	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
[rr_HighestQuarterlyReturnLabel]	(quarter ended March 31, 2012 )	(quarter ended March 31, 2012 )	(quarter ended March 31, 2012 )	(quarter ended December 31, 2011 )	(quarter ended March 31, 2012 )	(quarter ended December 31, 2011 )	(quarter ended December 31, 2011 )	(quarter ended December 31, 2011 )	(quarter ended March 31, 2012 )	(quarter ended March 31, 2012 )	(quarter ended March 31, 2012 )	(quarter ended December 31, 2011 )	(quarter ended March 31, 2012 )	(quarter ended March 31, 2012 )	(quarter ended December 31, 2011 )	(quarter ended December 31, 2011 )	(quarter ended December 31, 2006 )	(quarter ended December 31, 2006 )
[rr_IndexNoDeductionForFeesExpensesTaxes]	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)			(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
[rr_LowestQuarterlyReturnLabel]	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended June 30, 2012 )	(quarter ended September 30, 2011 )	(quarter ended June 30, 2012 )	(quarter ended June 30, 2012 )	(quarter ended September 30, 2011 )	(quarter ended September 30, 2011 )	(quarter ended March 31, 2010 )	(quarter ended March 31, 2010 )
[rr_ObjectiveHeading]	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks in the United States.	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
[rr_PerformanceAdditionalMarketIndex]																		, which have investment characteristics similar to those of the Fund.
[rr_PerformanceAvailabilityPhone]	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447
[rr_PerformanceAvailabilityWebSiteAddress]	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.			The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.			The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
[rr_PerformancePastDoesNotIndicateFuture]	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.									Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableExplanationAfterTaxHigher]

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableHeading]	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013
[rr_PerformanceTableNotRelevantToTaxDeferred]	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																		0.23	0.25	0.14	0.35	0.38	0.16	0.44	0.32	0.23	0.25	0.14	0.35	0.38	0.16	0.44	0.32
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

The Fund pays transaction costs, such as dealer mark up, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

The Fund pays transaction costs, such as dealer mark up, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

The Fund pays transaction costs, such as dealer mark up, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

The Fund pays transaction costs, such as dealer mark up, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

[rr_ProspectusDate]	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014	Dec. 19, 2014
[rr_RiskHeading]	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.
[rr_RiskMoneyMarketFund]																	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:
[rr_RiskNarrativeTextBlock]

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

[rr_RiskNotInsuredDepositoryInstitution]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

[rr_RiskReturnHeading]	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return
[rr_ShareholderFeesCaption]	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Policies	Principal Investment Policies
[rr_StrategyNarrativeTextBlock]

The Fund employs an indexing investment approach designed to track the performance of the S&P 500(r) Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P 500(r) Value Index, which represents the value companies, as determined by the index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400(r) Index. The Index measures the performance of mid-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400(r) Value Index, which represents the value companies, as determined by the index sponsor, of the S&P MidCap 400 Index. The Index measures the performance of mid-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400(r) Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P MidCap 400 Index. The Index measures the performance of mid-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600(r) Index. The Index measures the performance of small-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600(r) Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P SmallCap 600 Index. The Index measures the performance of small-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600(r) Value Index, which represents the value companies, as determined by the index sponsor, of the S&P SmallCap 600 Index. The Index measures the performance of small-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P 500(r) Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P 500(r) Value Index, which represents the value companies, as determined by the index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400(r) Index. The Index measures the performance of mid-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400(r) Value Index, which represents the value companies, as determined by the index sponsor, of the S&P MidCap 400 Index. The Index measures the performance of mid-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400(r) Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P MidCap 400 Index. The Index measures the performance of mid-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600(r) Index. The Index measures the performance of small-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600(r) Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P SmallCap 600 Index. The Index measures the performance of small-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600(r) Value Index, which represents the value companies, as determined by the index sponsor, of the S&P SmallCap 600 Index. The Index measures the performance of small-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

[rr_YearToDateReturnLabel]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014
[vanguard_ComparativeBenchmark]																																																		Comparative Benchmarks